Information by business segment (Tables)	12 Months Ended
Dec. 31, 2022
Information By Business Segment
Schedule of segment results and reconciliation to (loss) income before income tax

					2022
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,248,027	2,466,967	(683,583)	2,579	3,033,990
Cost of sales	(905,241)	(2,190,903)	683,583	17,381	(2,395,180)
Gross profit	342,786	276,064	-	19,960	638,810

Selling, general and administrative	(64,444)	(60,435)	-	(20,664)	(145,543)
Mineral exploration and project evaluation	(88,947)	(9,915)	-	-	(98,862)
Impairment loss of long-lived assets	(32,276)	(236)	-	-	(32,512)
Other income and expenses, net	(32,787)	43,049	-	(12,936)	(2,674)
Operating income	124,332	248,527	-	(13,640)	359,219

Depreciation and amortization	204,514	78,727	-	7,696	290,937
Miscellaneous adjustments	110,993	(825)	-	-	110,168
Adjusted EBITDA	439,839	326,429	-	(5,944)	760,324

Change in fair value of offtake agreement (i)					24,267
Impairment loss of long-lived assets					(32,512)
Aripuaña’s pre-operating expenses and ramp-up impacts (ii)					(87,540)
Impairment of other assets					(9,302)
Loss on sale of long-lived assets					(698)
Remeasurement in estimates of asset retirement obligations					6,182
Remeasurement adjustment of streaming agreement (iii)					(10,565)
Miscellaneous adjustments					(110,168)

Depreciation and amortization					(290,937)
Share in the results of associates					1,885
Net financial results					(133,727)
Income before income tax					227,377

					2021
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,165,584	2,021,787	(636,212)	70,951	2,622,110
Cost of sales	(726,653)	(1,842,704)	636,212	(55,874)	(1,989,019)
Gross profit	438,931	179,083	-	15,077	633,091

Selling, general and administrative	(64,739)	(51,635)	-	(17,429)	(133,803)
Mineral exploration and project evaluation	(75,550)	(9,493)	-	-	(85,043)
Other income and expenses, net	(32,286)	70,874	-	(6,640)	31,948
Operating income	266,356	188,829	-	(8,992)	446,193

Depreciation and amortization	174,891	78,861	-	4,959	258,711
Miscellaneous adjustments	35,697	3,234	-	-	38,931
Adjusted EBITDA	476,944	270,924	-	(4,033)	743,835

Aripuaña’s pre-operating expenses (ii)					(8,753)
Loss on sale of long-lived assets					(4,891)
Remeasurement in estimates of asset retirement obligations				(6,371)
Remeasurement adjustment of streaming agreement (iii)				(19,580)
Other adjustments				664
Miscellaneous adjustments				(38,931)

Depreciation and amortization					(258,711)
Net financial results					(136,902)
Income before income tax					309,291

2020
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	748,462	1,547,398	(375,402)	30,471	1,950,929
Cost of sales	(627,372)	(1,310,206)	375,402	(13,983)	(1,576,159)
Gross profit	121,090	237,192	-	16,488	374,770

Selling, general and administrative	(70,223)	(54,021)	-	(15,147)	(139,391)
Mineral exploration and project evaluation	(48,555)	(5,466)	-	(3,180)	(57,201)
Impairment loss of long-lived assets	(512,706)	(44,791)	-	-	(557,497)
Other income and expenses, net	(21,815)	8,831	-	(6,180)	(19,164)
Operating (loss) income	(532,209)	141,745	-	(8,019)	(398,483)

Depreciation and amortization	159,984	82,650	-	1,291	243,925
Miscellaneous adjustments	527,582	45,893	-	-	573,475
Adjusted EBITDA	155,357	270,288	-	(6,728)	418,917

Impairment loss of long-lived assets					(557,497)
Aripuaña’s pre-operating expenses (ii)					(1,885)
Loss on sale of long-lived assets					(2,268)
Remeasurement in estimates of asset retirement obligations					(4,012)
Remeasurement adjustment of streaming agreement (iii)					(7,813)
Miscellaneous adjustments					(573,475)

Depreciation and amortization					(243,925)
Net financial results					(278,175)
Loss before income tax					(676,658)

(i) This amount represents the change in the fair value of the offtake agreement described in note 16, which is being measured at Fair value through profit and loss (“FVTPL”). This change in the fair value is a non-cash item and has been included in the Company’s Adjusted EBITDA calculation.